Revision Of Previously Reported Financial Information	12 Months Ended
Sep. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revision Of Previously Reported Financial Information
18.	REVISION OF PREVIOUSLY REPORTED FINANCIAL INFORMATION

As described in Note 2, the Company corrected errors for all prior periods presented by revising the Consolidated Financial Statements and other financial information included herein. The Company believes that the errors are not material.

The following table represents the effect of the revision on the Consolidated Balance Sheet:

	September 30, 2018
(In thousands)	As Reported	Adjustments	As Revised
Trade receivables, net of allowances	$44,520	$(528)	$43,992
Inventories	111,343	(444)	110,899
Total current assets	249,641	(972)	248,669
Property, plant and equipment, net	175,016	5,805	180,821
Total assets	1,774,347	4,833	1,779,180
Accounts payable	36,405	(528)	35,877
Accrued rebates	19,284	472	19,756
Accrued expenses and other liabilities	33,168	(472)	32,696
Total current liabilities	110,327	(528)	109,799
Finance obligations—less current portion	2,600	5,805	8,405
Total liabilities	1,268,350	5,277	1,273,627
Accumulated deficit	(142,132)	(444)	(142,576)
Total member’s equity	505,997	(444)	505,553
Total liabilities and member’s equity	1,774,347	4,833	1,779,180

The following table represents the effect of the revision on the Consolidated Statement of Comprehensive Income (Loss):

	Year Ended September 30, 2018
(In thousands)	As Reported	Adjustments	As Revised
Net sales	$682,666	$(861)	$681,805
Cost of sales	(479,325)	(444)	(479,769)
Gross profit	203,341	(1,305)	202,036
Selling, general and administrative expenses	(145,549)	861	(144,688)
Operating income (loss)	52,819	(444)	52,375
Income (loss) before income taxes	(15,923)	(444)	(16,367)
Net income (loss)	7,189	(444)	6,745
Basic and diluted net income (loss) per common unit	7,189	(444)	6,745
Comprehensive income (loss)	7,189	(444)	6,745

The following table represents the effect of the revision on the Consolidated Statement of Member’s Equity:

	Year Ended September 30, 2018
(In thousands)	As Reported	Adjustments	As Revised
Net income (loss)	$7,189	$(444)	$6,745
Balance—September 30, 2018	505,997	(444)	505,553

The following table represents the effect of the revision on the Consolidated Statement of Cash Flow:

	Year Ended September 30, 2018
(In thousands)	As Reported	Adjustments	As Revised
Net income (loss)	$7,189	$(444)	$6,745
Trade receivables	1,859	528	2,387
Inventories	509	444	953
Accounts payable	4,926	(528)	4,398
Supplemental non-cash investing and financing disclosure:
Property, plant and equipment acquired under finance obligations	1,240	5,805	7,045